29. Revenue (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
DisclosureOfRevenueAbstractLineItems [Line Items]
Revenue ratio	100.00%	100.00%	100.00%
Net revenue	R$ 6,371,817	R$ 13,864,704	R$ 11,411,354
Domestic [member]
DisclosureOfRevenueAbstractLineItems [Line Items]
Revenue ratio	88.60%	86.30%	85.30%
Net revenue	R$ 5,642,471	R$ 11,965,181	R$ 9,729,498
International [member]
DisclosureOfRevenueAbstractLineItems [Line Items]
Revenue ratio	11.40%	13.70%	14.70%
Net revenue	R$ 729,346	R$ 1,899,523	R$ 1,681,856